Derivative Instruments and Hedging Activities - Derivatives Effect on Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Total interest expense on consolidated statements of operations	$ 242.5	$ 222.5	$ 162.6
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	2,210.0	1,886.7	2,207.9
Total interest expense on consolidated statements of operations	242.5	222.5	162.6
Cash Flow Hedging | Designated as Hedging Instrument | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	3.4	(5.8)	1.7
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(1.2)	(0.3)	(0.3)
Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	(0.6)	36.3	81.1
Gain (loss) reclassified from accumulated other comprehensive income (loss)	4.3	(7.2)	(11.8)
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$ 28.6	$ 41.8	$ 1.4